Acquisitions (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 25, 2009	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash		$ 2
Property, plant and mine development, net		3,226
Investments		281
Other assets		7
Total assets		3,516
Liabilities:
Deferred income tax liability		1,241
Other liabilities		16
Total liabilities		1,257
Net assets acquired		2,259
BusinessCombinationContingentConsiderationArrangementsAbstract
Contingent consideration arrangements basis for amount		Consideration for the acquisition consisted of $982 and a contingent royalty capped at $100, equal to 50% of the average realized operating margin (Revenue less Costs applicable to sales on a by-product basis), if any, exceeding $600 per ounce, payable quarterly beginning in the second quarter of 2010 on one-third of gold sales from Boddington.
Boddington [Member]
BusinessCombinationContingentConsiderationArrangementsAbstract
Boddington final interest acquired	33.33%
Payments To Acquire Businesses, Gross	982
Boddington contingent consideration liability	62	10	41
Change in Boddington contingent consideration liability		18
Contingent consideration cash paid		13	25	30
Contingent consideration range high		28		100
Contingent consideration range low		$ 0